Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
2)	Summary of Significant Accounting Policies

(a)Basis of Preparation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2025, which are included in the Partnership’s Annual Report on Form 20-F (the “2025 20-F”).

Vessels and Equipment

Prior to June 30, 2021, the useful life of the Partnership’s vessels and equipment was assessed as 25 years commencing from the date the vessel and equipment were delivered from the shipyard. The useful life was reassessed by the Partnership as being 23 years as of June 30, 2021. As of December 31, 2025, the Partnership considered factors related to the ongoing use of the vessels and equipment, gradual shifts in market conditions and other long-term factors associated with the global oil and maritime transportation industries and based on this has reassessed the useful life as being 20 years.

This change in estimate, which includes both change in useful life as well as change in residual values for certain vessels, was applied prospectively from January 1, 2026, and impacted the entire fleet of shuttle tanker vessels. The change in estimate resulted in an increase in depreciation and amortization expenses and a decrease in net income of $10.9 million and $21.8 million, or $0.32 and $0.65 per basic and diluted common unit, for the three and six months ended June 30, 2026, respectively.

(b)Significant Accounting Policies

The accounting policies adopted in the preparation of the unaudited condensed consolidated financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2025, as contained in the 2025 20-F.

(c)Recent Accounting Pronouncements

New accounting standards not yet adopted

On November 4, 2024, the Financial Accounting Standards Board (“FASB”) issued ASU Accounting Standard Update (“ASU”) 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (DISE), which requires a public entity to disclose, on an annual and interim basis, disaggregated information about certain income statement line items in a tabular format in the notes to the financial statements. The ASU, which does not change what a public entity presents on the face of its income statement, establishes a new subtopic, ASC 220-40, that sets minimum disaggregated expense disclosure requirements. The ASU also requires separate disclosures of selling expenses and an entity’s definition of those expenses. The FASB issued the guidance to address requests from investors and other financial statement users (collectively, investors) for more detailed expense information, which they said is critical to understanding an entity’s performance, assessing its prospects for future cash flows and comparing its performance both over time and with that of other entities. Investors have requested disclosure of the amounts of employee compensation, depreciation and amortization included in commonly presented income statement line items, such as cost of sales and selling, general and administrative expenses.

The guidance is effective for public entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Partnership has not yet adopted this ASU and is in the process of evaluating the impact of the adoption of this pronouncement on its consolidated financial statements and related disclosures.

On December 4, 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, to establish guidance on the recognition, measurement, and presentation of government grants received by business entities. The new guidance leverages the principles in the accounting framework for government assistance in International Financial Reporting Standards (“IFRS”), specifically IAS 20, Accounting for Government Grants and Disclosure of Government Assistance; makes certain targeted improvements; and modifies certain of the existing disclosure requirements in ASC 832, Government Assistance. The new guidance is effective for public business entities in annual periods beginning after December 15, 2028 (including interim periods within) and one year later for all other entities, with early adoption permitted in any period for which financial statements have not yet been issued. The guidance can be applied on a modified prospective basis, a modified retrospective basis, or a full retrospective basis. The new guidance is not expected to materially impact the Partnership.

On May 19, 2026, the FASB issued ASU 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance on accounting and disclosure requirements for environmental credits and environmental credit obligations. The guidance addresses the recognition, measurement, presentation and disclosure of environmental credits held for regulatory compliance or other purposes, as well as obligations arising under environmental compliance programs. The new guidance is effective for public business entities in annual periods beginning after December 15, 2027 (including interim periods within) and one year later for all other entities, with early adoption permitted as of the beginning of an annual reporting period. The Partnership is currently evaluating the impact of adopting the new guidance on its consolidated financial statements and related disclosures, including the potential impact on environmental credits generated in connection with applicable maritime emissions regulations.